Pay vs Performance Disclosure	2 Months Ended	10 Months Ended	12 Months Ended
	Jun. 02, 2025	Mar. 31, 2026	Mar. 31, 2026 USD ($) $ / shares	Mar. 31, 2025 USD ($) $ / shares	Mar. 31, 2024 USD ($) $ / shares	Mar. 31, 2023 USD ($) $ / shares	Mar. 31, 2022 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay vs. Performance

Our executive compensation program is designed to reflect a strong focus on pay-for-performance to align our named executive officers’ interests with those of our shareholders. As required by Item 402(v) of Regulation S-K, we are providing information about the relationship between executive compensation actually paid computed in accordance with Item 402(v) of Regulation S-K and certain financial performance metrics of the Company.

							Value of Initial Fixed $100 Investment Based on:
Fiscal Year[1,2]	Summary Compen- sation Table Total for Current PEO ($)	Summary Compen- sation Table Total for Former PEO ($)	Compen- sation Actually Paid to Current PEO[2] ($)	Compen- sation Actually Paid to Former PEO[2] ($)	Average Summary Compen- sation Table Total for Non- PEO NEOs ($)	Average Summary Compen- sation Actually Paid to Non-PEO NEOs[3] ($)	Company TSR[4] ($)	Peer Group TSR[5] ($)	Net Income ($) (000s)	Stock Price[6]
2026	2,212,799	1,277,156	1,793,799	1,277,156	772,341	696,107	3	210	(101,046)	4.75
2025	-	1,493,653	-	2,196,487	1,018,051	1,533,120	9	174	(115,091)	14.38
2024	-	890,261	-	605,312	527,419	355,588	7	139	(41,286)	12.00
2023	-	1,635,508	-	613,584	698,916	469,781	14	132	(18,368)	23.00
2022	-	2,526,902	-	(2,063,248)	1,437,464	467,884	27	141	38,355	45.40
1Mr. Meyrath served as our Chief Executive Officer and our principal executive officer (PEO) from June 2, 2025. Prior to that, Mr. Lerner served as the Chief Executive Officer and PEO throughout the entire reporting period until June 2, 2025. The named executive officers included in the non-PEO named executive officer (NEO) average for each year are as follows:
• Fiscal 2026: Laura A. Nash, Anthony Craythorne, Kenneth P. Gianella, and Henk Jan Spanjaard
• Fiscal 2025: Kenneth P. Gianella and Brian E. Cabrera
• Fiscal 2024: Kenneth P. Gianella, Brian E. Cabrera, Laura A. Nash, Henk Jan Spanjaard, and John Hurley
• Fiscal year 2023: Kenneth P. Gianella, Brian E. Cabrera, John Hurley, Lewis W. Moorehead, and J. Michael Dodson
• Fiscal year 2022: J. Michael Dodson, Brian E. Cabrera, John Hurley, and Lewis W. Moorehead
[2]See Table A for the explanation of adjustments to the Summary Compensation Table totals to derive CAP for Mr. Meyrath and Mr. Lerner as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Meyrath or Mr. Lerner during the applicable year.
[3]See Table B for the explanation of adjustments to the Summary Compensation Table totals to derive the average CAP for our non-PEO NEOs as computed in accordance with Item 402(v) of Regulation S-K.
[4]Represents the Company’s common stock cumulative total shareholder return (TSR) on a fixed investment of $100 over the fiscal year starting from the market close on the last trading day of fiscal year 2021 (March 31, 2021) through the end of each applicable fiscal year in the table.
[5]Represents the cumulative TSR of the S&P 500 Technology Hardware & Peripherals Index on a fixed investment of $100 over the fiscal year starting from the market close on the last trading day of fiscal year 2021 through the end of each applicable fiscal year in the table.
6In Fiscal 2025 the Committee determined that the Company’s common stock price continues to be viewed as a key metric of our business performance and aligned with long term shareholder value creation. Values listed reflect the Company’s common stock price at market close on March 31 of each fiscal year, or the last day immediately before March 31 that was an open trading day. The stock price shown for Fiscal years 2021-2024 has been adjusted to reflect the 1-share-for-20-shares reverse stock split approved by shareholders in Fiscal 2025.

PEO
			Current PEO in Fiscal 2026	Former PEO in Fiscal 2026	Fiscal 2025	Fiscal 2024	Fiscal Year 2023	Fiscal Year 2022
	Summary Compensation Table – Total Compensation	(a)	$2,212,799	1,277,156	$1,493,653	$890,261	$1,635,508	$2,526,902
-	(Minus) Grant Date Fair Value of Equity Awards Granted in Fiscal year	(b)	$(1,313,500)	-	$(211,875)	$(186,000)	$(953,194)	$(1,939,820)
+	Plus Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in Fiscal Year	(c)	$894,500	-	$539,250	$124,000	$768,870	$718,000
+/-	Plus (Minus) Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	(d)	-	-	$288,794	$(222,949)	$(584,266)	$(2,100,796)
+/-	Plus (Minus) Change in Fair Value as of Vesting Date for Which Application Vesting Conditions Were Satisfied During Fiscal year	(e)	-	-	$86,666	-	$(253,333)	$(1,267,534)
-	(Minus) Fair Value as of Prior Fiscal Year End That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(f)	-	-	-	-	-	-
=	Compensation Actually Paid		$1,793,799	$1,277,156	$2,196,487	$605,312	$613,584	$(2,063,248)
(a) Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.

(b) See the Company’s Annual Report on Form 10-K for Fiscal 2026 regarding assumptions underlying valuing equity awards and valuation applied. Amounts reported exclude the effects of estimated forfeitures.

(c) Represents the aggregate fair value as of the indicated fiscal year-end of the PEO’s outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718.

(d) Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by the PEO as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e) Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by the PEO that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(f) Represents the aggregate fair value as of the last day of the prior fiscal year of the PEO’s stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

NEO Average
			Fiscal 2026	Fiscal 2025	Fiscal 2024	Fiscal Year 2023	Fiscal Year 2022
	Summary Compensation Table – Total Compensation	(a)	$772,341	$1,018,051	$527,419	$698,916	$1,437,464
-	(Minus) Grant Date Fair Value of Equity Awards Granted in Fiscal year	(b)	$(195,600)	$(183,095)	$(110,213)	$(310,778)	$(684,225)
+	Plus Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in Fiscal Year	(c)	$141,000	$452,970	$19,807	$238,218	$332,569
+/-	Plus (Minus) Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	(d)	$(21,634)	$136,288	$(81,425)	$(100,083)	$(475,494)
+/-	Plus (Minus) Change in Fair Value as of Vesting Date for Which Application Vesting Conditions Were Satisfied During Fiscal year	(e)	-	$108,906	-	$(56,493)	$(142,429)
-	(Minus) Fair Value as of Prior Fiscal Year End That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(f)	-	-	-	-	-
=	Compensation Actually Paid		$696,107	$1,533,120	$355,588	$469,781	$467,884
(a) Represents the average Total Compensation as reported in the Summary Compensation Table for the reported NEOs in the indicated fiscal year.

(b) See the Company’s Annual Report on Form 10-K for Fiscal 2026 regarding assumptions underlying valuing equity awards and valuation applied. Amounts reported exclude the effects of estimated forfeitures.

(c) Represents the average aggregate fair value as of the indicated fiscal year-end of the reported NEOs’ outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718.

(d) Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by the reported NEOs as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e) Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by the reported NEOs that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(f) Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported NEOs’ stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

Company Selected Measure Name			stock price
Named Executive Officers, Footnote
1Mr. Meyrath served as our Chief Executive Officer and our principal executive officer (PEO) from June 2, 2025. Prior to that, Mr. Lerner served as the Chief Executive Officer and PEO throughout the entire reporting period until June 2, 2025. The named executive officers included in the non-PEO named executive officer (NEO) average for each year are as follows:
• Fiscal 2026: Laura A. Nash, Anthony Craythorne, Kenneth P. Gianella, and Henk Jan Spanjaard
• Fiscal 2025: Kenneth P. Gianella and Brian E. Cabrera
• Fiscal 2024: Kenneth P. Gianella, Brian E. Cabrera, Laura A. Nash, Henk Jan Spanjaard, and John Hurley
• Fiscal year 2023: Kenneth P. Gianella, Brian E. Cabrera, John Hurley, Lewis W. Moorehead, and J. Michael Dodson
• Fiscal year 2022: J. Michael Dodson, Brian E. Cabrera, John Hurley, and Lewis W. Moorehead

Peer Group Issuers, Footnote
[5]Represents the cumulative TSR of the S&P 500 Technology Hardware & Peripherals Index on a fixed investment of $100 over the fiscal year starting from the market close on the last trading day of fiscal year 2021 through the end of each applicable fiscal year in the table.

Adjustment To PEO Compensation, Footnote
[2]See Table A for the explanation of adjustments to the Summary Compensation Table totals to derive CAP for Mr. Meyrath and Mr. Lerner as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Meyrath or Mr. Lerner during the applicable year.

PEO
			Current PEO in Fiscal 2026	Former PEO in Fiscal 2026	Fiscal 2025	Fiscal 2024	Fiscal Year 2023	Fiscal Year 2022
	Summary Compensation Table – Total Compensation	(a)	$2,212,799	1,277,156	$1,493,653	$890,261	$1,635,508	$2,526,902
-	(Minus) Grant Date Fair Value of Equity Awards Granted in Fiscal year	(b)	$(1,313,500)	-	$(211,875)	$(186,000)	$(953,194)	$(1,939,820)
+	Plus Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in Fiscal Year	(c)	$894,500	-	$539,250	$124,000	$768,870	$718,000
+/-	Plus (Minus) Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	(d)	-	-	$288,794	$(222,949)	$(584,266)	$(2,100,796)
+/-	Plus (Minus) Change in Fair Value as of Vesting Date for Which Application Vesting Conditions Were Satisfied During Fiscal year	(e)	-	-	$86,666	-	$(253,333)	$(1,267,534)
-	(Minus) Fair Value as of Prior Fiscal Year End That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(f)	-	-	-	-	-	-
=	Compensation Actually Paid		$1,793,799	$1,277,156	$2,196,487	$605,312	$613,584	$(2,063,248)
(a) Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.

(b) See the Company’s Annual Report on Form 10-K for Fiscal 2026 regarding assumptions underlying valuing equity awards and valuation applied. Amounts reported exclude the effects of estimated forfeitures.

(c) Represents the aggregate fair value as of the indicated fiscal year-end of the PEO’s outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718.

(d) Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by the PEO as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e) Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by the PEO that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(f) Represents the aggregate fair value as of the last day of the prior fiscal year of the PEO’s stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

Non-PEO NEO Average Total Compensation Amount			$ 772,341	$ 1,018,051	$ 527,419	$ 698,916	$ 1,437,464
Non-PEO NEO Average Compensation Actually Paid Amount			$ 696,107	1,533,120	355,588	469,781	467,884
Adjustment to Non-PEO NEO Compensation Footnote
[3]See Table B for the explanation of adjustments to the Summary Compensation Table totals to derive the average CAP for our non-PEO NEOs as computed in accordance with Item 402(v) of Regulation S-K.

NEO Average
			Fiscal 2026	Fiscal 2025	Fiscal 2024	Fiscal Year 2023	Fiscal Year 2022
	Summary Compensation Table – Total Compensation	(a)	$772,341	$1,018,051	$527,419	$698,916	$1,437,464
-	(Minus) Grant Date Fair Value of Equity Awards Granted in Fiscal year	(b)	$(195,600)	$(183,095)	$(110,213)	$(310,778)	$(684,225)
+	Plus Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in Fiscal Year	(c)	$141,000	$452,970	$19,807	$238,218	$332,569
+/-	Plus (Minus) Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	(d)	$(21,634)	$136,288	$(81,425)	$(100,083)	$(475,494)
+/-	Plus (Minus) Change in Fair Value as of Vesting Date for Which Application Vesting Conditions Were Satisfied During Fiscal year	(e)	-	$108,906	-	$(56,493)	$(142,429)
-	(Minus) Fair Value as of Prior Fiscal Year End That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(f)	-	-	-	-	-
=	Compensation Actually Paid		$696,107	$1,533,120	$355,588	$469,781	$467,884
(a) Represents the average Total Compensation as reported in the Summary Compensation Table for the reported NEOs in the indicated fiscal year.

(b) See the Company’s Annual Report on Form 10-K for Fiscal 2026 regarding assumptions underlying valuing equity awards and valuation applied. Amounts reported exclude the effects of estimated forfeitures.

(c) Represents the average aggregate fair value as of the indicated fiscal year-end of the reported NEOs’ outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718.

(d) Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by the reported NEOs as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e) Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by the reported NEOs that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(f) Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported NEOs’ stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Performance Measures
While we utilize several performance measures to align executive compensation with our performance, not all of these measures are presented in the Pay Versus Performance table shown below. We consider achievements related to the following metrics to be the most important links between performance and the compensation paid to our named executive officers for the most recently completed fiscal year:

Revenue	Operating Expenses	Gross Margin	Adjusted EBITDA	Stock Price

Total Shareholder Return Amount			$ 3	9	7	14	27
Peer Group Total Shareholder Return Amount			210	174	139	132	141
Net Income (Loss)			$ (101,046,000)	$ (115,091,000)	$ (41,286,000)	$ (18,368,000)	$ 38,355,000
Company Selected Measure Amount | $ / shares			4.75	14.38	12	23	45.4
PEO Name	Mr. Lerner	Mr. Meyrath		Mr. Lerner	Mr. Lerner	Mr. Lerner	Mr. Lerner
Stockholders' Equity Note, Stock Split, Conversion Ratio				0.05
Measure:: 1
Pay vs Performance Disclosure
Name			Revenue
Measure:: 2
Pay vs Performance Disclosure
Name			Operating Expenses
Measure:: 3
Pay vs Performance Disclosure
Name			Gross Margin
Measure:: 4
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Measure:: 5
Pay vs Performance Disclosure
Name			Stock Price
Mr. Meyrath [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 2,212,799	$ 0	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount			1,793,799	0	0	0	0
Mr. Lerner [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,277,156	1,493,653	890,261	1,635,508	2,526,902
PEO Actually Paid Compensation Amount			1,277,156	2,196,487	605,312	613,584	(2,063,248)
PEO | Mr. Meyrath [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,313,500)
PEO | Mr. Meyrath [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			894,500
PEO | Mr. Meyrath [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Meyrath [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Meyrath [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Lerner [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(211,875)	(186,000)	(953,194)	(1,939,820)
PEO | Mr. Lerner [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	539,250	124,000	768,870	718,000
PEO | Mr. Lerner [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	288,794	(222,949)	(584,266)	(2,100,796)
PEO | Mr. Lerner [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	86,666	0	(253,333)	(1,267,534)
PEO | Mr. Lerner [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(195,600)	(183,095)	(110,213)	(310,778)	(684,225)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			141,000	452,970	19,807	238,218	332,569
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(21,634)	136,288	(81,425)	(100,083)	(475,494)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	108,906	0	(56,493)	(142,429)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0	$ 0	$ 0